Employment benefit plan - Sensitivity Analysis (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (2,696)	₨ (1,627)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ 2,844	₨ 1,716
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%
Expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ 2,251	₨ 1,126
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (2,188)	₨ (1,127)
Percentage of increase in actuarial assumptions	0.50%	0.50%
Percentage of decrease in actuarial assumptions	0.50%	0.50%